UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06373

Sit Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

80 South Eighth Street

3300 IDS Center
Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP
Sit Mutual Funds
80 South Eighth Street

3300 IDS Center
Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:
(612) 332-3223

Date of fiscal year end:  June 30, 2023

Date of reporting period:  December 31, 2023

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2023, originally filed with the Securities and Exchange Commission on February 16, 2024 (Accession Number 0001193125-24-038131) (the “Original Filing”). This Amendment is filed solely for the purpose of revising Item 11(b) in the Original Filing.

Except as set forth below, the Amendment does not amend or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing.

Item 11:	Controls and Procedures.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or was reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Date August 14, 2024

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President

Date August 14, 2024